PERPETUAL CARE TRUSTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Reconciliation of Trust Activities

A reconciliation of the Company’s merchandise trust activities for the three months ended March 31, 2020 and 2019 is presented below (in thousands):

	Three months ended March 31,
	2020	2019
Balance—beginning of period	$517,192	$488,248
Contributions	10,697	13,883
Distributions	(14,029)	(13,639)
Interest and dividends	5,704	7,325
Capital gain distributions	68	99
Realized gains and losses, net	218	(281)
Other than temporary impairment	—	(2,314)
Taxes	118	4
Fees	(3,022)	(873)
Unrealized change in fair value	(59,181)	22,613

Total	457,765	515,065
Less: Assets held for sale	(20,127)	—

Balance—end of period	$437,638	$515,065

A reconciliation of the Company’s merchandise trust activities for the years ended December 31, 2019 and 2018 is presented below (in thousands):

	Year ended December 31,
	2019	2018
Balance—beginning of period	$488,248	$515,456
Contributions	54,742	66,408
Distributions	(59,776)	(79,862)
Interest and dividends	29,367	27,228
Capital gain distributions	1,699	543
Realized gains and losses, net	3,246	(1,012)
Other than temporary impairment	(6,056)	(28,555)
Taxes	(556)	(347)
Fees	(4,268)	(3,855)
Unrealized change in fair value	17,219	(7,756)

Total	523,865	488,248
Less: Assets held for sale	(6,673)	—

Balance—end of period	$517,192	$488,248

Cost and Market Value Associated with Assets Held in Trusts

The cost and market value associated with the assets held in the merchandise trusts as of March 31, 2020 and December 31, 2019 were as follows (in thousands):

March 31, 2020	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$120,171	$—	$—	$120,171
Fixed maturities:
U.S. governmental securities	2	474	23	(82)	415
Corporate debt securities	2	6,293	4	(234)	6,063

Total fixed maturities		6,767	27	(316)	6,478

Mutual funds—debt securities	1	30,138	160	(2,464)	27,834
Mutual funds—equity securities	1	46,279	1,577	(25,236)	22,620
Other investment funds(1)		235,150	10,916	(15,626)	230,440
Equity securities	1	56,668	1,001	(20,331)	37,338
Other invested assets	2	4,387	—	(94)	4,293

Total investments		499,560	13,681	(64,067)	449,174
West Virginia Trust Receivable		9,506	—	(915)	8,591

Total		$509,066	$13,681	$(64,982)	$457,765

Less: Assets held for sale		(21,778)	(425)	2,076	(20,127)

Total		$487,288	$13,256	$(62,906)	$437,638

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to six years with three potential one year extensions at the discretion of the funds’ general partners. As of March 31, 2020, there were $49.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$144,610	$—	$—	$144,610
Fixed maturities:
U.S. governmental securities	2	456	6	(65)	397
Corporate debt securities	2	783	14	(133)	664

Total fixed maturities		1,239	20	(198)	1,061

Mutual funds—debt securities	1	67,801	1,857	(6)	69,652
Mutual funds—equity securities	1	46,609	1,744	—	48,353
Other investment funds(1)		213,024	6,366	(2,953)	216,437
Equity securities	1	24,386	1,327	(4)	25,709
Other invested assets	2	8,360	32	—	8,392

Total investments		506,029	11,346	(3,161)	514,214
West Virginia Trust Receivable		9,651	—	—	9,651

Total		$515,680	$11,346	$(3,161)	$523,865

Less: Assets held for sale		(6,369)	(304)	—	(6,673)

Total		$509,311	$11,042	$(3,161)	$517,192

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to six years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019, there were $57.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The cost and market value associated with the assets held in the merchandise trusts as of December 31, 2019 and 2018 were as follows (in thousands):

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$144,610	$—	$—	$144,610
Fixed maturities:
U.S. governmental securities	2	456	6	(65)	397
Corporate debt securities	2	783	14	(133)	664

Total fixed maturities		1,239	20	(198)	1,061

Mutual funds—debt securities	1	67,801	1,857	(6)	69,652
Mutual funds—equity securities	1	46,609	1,744	—	48,353
Other investment funds(1)		213,024	6,366	(2,953)	216,437
Equity securities	1	24,386	1,327	(4)	25,709
Other invested assets	2	8,360	32	—	8,392

Total investments		506,029	11,346	(3,161)	514,214
West Virginia Trust Receivable		9,651	—	—	9,651

Total		$515,680	$11,346	$(3,161)	$523,865

Less: Assets held for sale		(6,369)	(304)	—	(6,673)

Total		$509,311	$11,042	$(3,161)	$517,192

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of one to six years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019, there were $57.3 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$16,903	$—	$—	$16,903
Fixed maturities:
U.S. governmental securities	2	392	—	(147)	245
Corporate debt securities	2	1,311	29	(328)	1,012

Total fixed maturities		1,703	29	(475)	1,257

Mutual funds—debt securities	1	187,840	262	(2,645)	185,457
Mutual funds—equity securities	1	45,023	110	(18)	45,115
Other investment funds(1)		210,655	388	(7,784)	203,259
Equity securities	1	18,097	1,327	(213)	19,211
Other invested assets	2	8,398	2	(17)	8,383

Total investments		$488,619	$2,118	$(11,152)	$479,585

West Virginia Trust Receivable		8,663	—	—	8,663

Total		$497,282	$2,118	$(11,152)	$488,248

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have redemption periods ranging from 1 to 30 days, and private credit funds, which have lockup periods of two to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018, there were $71.0 million in unfunded investment commitments to the private credit funds, which are callable at any time.

Contractual Maturities of Debt Securities Held in Trusts

The contractual maturities of debt securities as of March 31, 2020 and December 31, 2019 were as follows (in thousands):

March 31, 2020	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$81	$208	$13
Corporate debt securities	87	3,970	2,007	—

Total fixed maturities	$199	$4,051	$2,215	$13

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$78	$193	$13
Corporate debt securities	101	546	16	—

Total fixed maturities	$213	$624	$209	$13

The contractual maturities of debt securities as of December 31, 2019 and 2018 were as follows below (in thousands):

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$112	$78	$193	$13
Corporate debt securities	101	546	16	—

Total fixed maturities	$213	$624	$209	$13

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$137	$108	$—
Corporate debt securities	68	873	55	16

Total fixed maturities	$68	$1,010	$163	$16

Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Trusts

An aging of unrealized losses on the Company’s investments in debt and equity securities within the merchandise trusts as of March 31, 2020 and December 31, 2019 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
March 31, 2020	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$302	$82	$302	$82
Corporate debt securities	5,847	110	457	124	6,304	234

Total fixed maturities	5,847	110	759	206	6,606	316

Mutual funds—debt securities	19,756	2,064	—	400	19,756	2,464
Mutual funds—equity securities	18,857	23,880	—	1,356	18,857	25,236
Other investment funds	59,261	15,626	—	—	59,261	15,626
Equity securities	24,853	20,331	—	—	24,853	20,331
Other invested assets	—	—	905	94	905	94

Total	$128,574	$62,011	$1,664	$2,056	$130,238	$64,067

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$90	$1	$397	$64	$487	$65
Corporate debt securities	198	29	424	104	622	133

Total fixed maturities	288	30	821	168	1,109	198

Mutual funds—debt securities	241	6	—	—	241	6
Mutual funds—equity securities	—	—	—	—	—	—
Other investment funds	54,782	2,953	—	—	54,782	2,953
Equity securities	3	4	—	—	3	4
Other invested assets	—	—	—	—	—	—

Total	$55,314	$2,993	$821	$168	$56,135	$3,161

An aging of unrealized losses on the Company’s investments in debt and equity securities within the merchandise trusts as of December 31, 2019 and 2018 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$90	$1	$397	$64	$487	$65
Corporate debt securities	198	29	424	104	622	133

Total fixed maturities	288	30	821	168	1,109	198

Mutual funds—debt securities	241	6	—	—	241	6
Mutual funds—equity securities	—	—	—	—	—	—
Other investment funds	54,782	2,953	—	—	54,782	2,953
Equity securities	3	4	—	—	3	4
Other invested assets	—	—	—	—	—	—

Total	$55,314	$2,993	$821	$168	$56,135	$3,161

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$243	$147	$243	$147
Corporate debt securities	103	2	549	326	652	328

Total fixed maturities	103	2	792	473	895	475

Mutual funds—debt securities	46,005	2,011	1,195	634	47,200	2,645
Mutual funds—equity securities	131	18	—	—	131	18
Other investment funds	169,929	7,784	—	—	169,929	7,784
Equity securities	—	—	597	213	597	213
Other invested assets	—	4	790	13	790	17

Total	$216,168	$9,819	$3,374	$1,333	$219,542	$11,152

Perpetual care trusts | Variable Interest Entity, Primary Beneficiary
Reconciliation of Trust Activities

A reconciliation of the Company’s perpetual care trust activities for the three months ended March 31, 2020 and 2019 is presented below (in thousands):

	Three months ended March 31,
	2020	2019
Balance—beginning of period	$343,619	$330,562
Contributions	1,952	1,983
Distributions	(6,294)	(4,403)
Interest and dividends	6,624	5,148
Capital gain distributions	99	114
Realized gains and losses, net	163	977
Other than temporary impairment	—	(713)
Taxes	(37)	4
Fees	(913)	(704)
Unrealized change in fair value	(38,464)	11,857

Total	306,749	344,825
Less: Assets held for sale	(21,917)	—
Balance—end of period	$284,832	$344,825

A reconciliation of the Company’s perpetual care trust activities for the year ended December 31, 2019 and 2018 is presented below (in thousands):

	Year ended December 31,
	2019	2018
Balance—beginning of period	$330,562	$339,928
Contributions	7,575	13,162
Distributions	(20,598)	(18,390)
Interest and dividends	20,201	22,198
Capital gain distributions	2,112	808
Realized gains and losses, net	3,121	473
Other than temporary impairment	(3,941)	(18,038)
Taxes	(547)	(237)
Fees	(3,176)	(4,412)
Unrealized change in fair value	10,780	(4,930)

Total	346,089	330,562
Less: Assets held for sale	(2,470)	—

Balance—end of period	$343,619	$330,562

Cost and Market Value Associated with Assets Held in Trusts

The cost and market value associated with the assets held in the perpetual care trusts as of March 31, 2020 and December 31, 2019 were as follows (in thousands):

March 31, 2020	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$32,403	$—	$—	$32,403
Fixed maturities:
U.S. governmental securities	2	1,072	90	(58)	1,104
Corporate debt securities	2	2,751	19	(177)	2,593

Total fixed maturities		3,823	109	(235)	3,697

Mutual funds—debt securities	1	17,631	58	(1,178)	16,511
Mutual funds—equity securities	1	16,964	605	(6,724)	10,845
Other investment funds(1)		230,401	12,474	(16,219)	226,656
Equity securities	1	35,467	51	(18,272)	17,246
Other invested assets	2	(609)	—	—	(609)

Total investments		$336,080	$13,297	$(42,628)	$306,749

Less: Assets held for sale		(24,002)	(101)	2,186	(21,917)

Total		$312,078	$13,196	$(40,442)	$284,832

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of March 31, 2020 there were $56.4 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$50,358	$—	$—	$50,358
Fixed maturities:
U.S. governmental securities	2	1,069	32	(52)	1,049
Corporate debt securities	2	2,020	22	(142)	1,900

Total fixed maturities		3,089	54	(194)	2,949

Mutual funds—debt securities	1	49,963	1,439	(38)	51,364
Mutual funds—equity securities	1	16,698	1,617	(66)	18,249
Other investment funds(1)		186,355	10,526	(5,472)	191,409
Equity securities	1	30,423	1,333	(12)	31,744
Other invested assets	2	16	—	—	16

Total investments		$336,902	$14,969	$(5,782)	$346,089

Less: Assets held for sale		(2,416)	(54)	—	(2,470)

Total		$334,486	$14,915	$(5,782)	$343,619

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019 there were $62.4 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The cost and market value associated with the assets held in the perpetual care trusts as of December 31, 2019 and 2018 were as follows (in thousands):

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$50,358	$—	$—	$50,358
Fixed maturities:
U.S. governmental securities	2	1,069	32	(52)	1,049
Corporate debt securities	2	2,020	22	(142)	1,900

Total fixed maturities		3,089	54	(194)	2,949

Mutual funds—debt securities	1	49,963	1,439	(38)	51,364
Mutual funds—equity securities	1	16,698	1,617	(66)	18,249
Other investment funds(1)		186,355	10,526	(5,472)	191,409
Equity securities	1	30,423	1,333	(12)	31,744
Other invested assets	2	16	—	—	16

Total investments		$336,902	$14,969	$(5,782)	$346,089

Less: Assets held for sale		(2,416)	(54)	—	(2,470)

Total		$334,486	$14,915	$(5,782)	$343,619

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019 there were $62.4 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$12,835	$—	$—	$12,835
Fixed maturities:
U.S. governmental securities	2	960	4	(121)	843
Corporate debt securities	2	4,883	161	(321)	4,723

Total fixed maturities		5,843	165	(442)	5,566

Mutual funds—debt securities	1	108,451	227	(837)	107,841
Mutual funds—equity securities	1	19,660	304	(142)	19,822
Other investment funds(1)		165,284	3,039	(4,607)	163,716
Equity securities	1	20,025	826	(145)	20,706
Other invested assets	2	56	20	—	76

Total investments		$332,154	$4,581	$(6,173)	$330,562

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from two to eight years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018 there were $94.5 million in unfunded investment commitments to the private credit funds, which are callable at any time.

Contractual Maturities of Debt Securities Held in Trusts

The contractual maturities of debt securities as of March 31, 2020 and December 31, 2019, were as follows (in thousands):

March 31, 2020	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$85	$168	$780	$70
Corporate debt securities	214	2,018	362	—

Total fixed maturities	$299	$2,186	$1,142	$70

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$60	$192	$684	$114
Corporate debt securities	294	1,522	84	—

Total fixed maturities	$354	$1,714	$768	$114

The contractual maturities of debt securities as of December 31, 2019 and December 31, 2018, were as follows below (in thousands):

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$60	$192	$684	$114
Corporate debt securities	294	1,522	84	—

Total fixed maturities	$354	$1,714	$768	$114

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$416	$395	$32
Corporate debt securities	705	3,702	265	51

Total fixed maturities	$705	$4,118	$660	$83

Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Trusts

An aging of unrealized losses on the Company’s investments in debt and equity securities within the perpetual care trusts as of March 31, 2020 and December 31, 2019 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
March 31, 2020	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$1,002	$58	$1,002	$58
Corporate debt securities	1,759	70	1,829	107	3,588	177

Total fixed maturities	1,759	70	2,831	165	4,590	235

Mutual funds—debt securities	12,800	1,016	19	162	12,819	1,178
Mutual funds—equity securities	7,476	6,517	7	207	7,483	6,724
Other investment funds	58,418	16,219	—	—	58,418	16,219
Equity securities	17,006	18,259	5	13	17,011	18,272
Other invested assets	—	—	9	—	9	—

Total	$97,459	$42,081	$2,871	$547	$100,330	$42,628

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$291	$4	$942	$48	$1,233	$52
Corporate debt securities	463	46	1,887	96	2,350	142

Total fixed maturities	754	50	2,829	144	3,583	194

Mutual funds—debt securities	2,856	38	—	—	2,856	38
Mutual funds—equity securities	566	66	—	—	566	66
Other investment funds	53,426	5,472	—	—	53,426	5,472
Equity securities	121	12	—	—	121	12

Total	$57,723	$5,638	$2,829	$144	$60,552	$5,782

An aging of unrealized losses on the Company’s investments in debt and equity securities within the perpetual care trusts as of December 31, 2019 and 2018 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$291	$4	$942	$48	$1,233	$52
Corporate debt securities	463	46	1,887	96	2,350	142

Total fixed maturities	754	50	2,829	144	3,583	194

Mutual funds—debt securities	2,856	38	—	—	2,856	38
Mutual funds—equity securities	566	66	—	—	566	66
Other investment funds	53,426	5,472	—	—	53,426	5,472
Equity securities	121	12	—	—	121	12

Total	$57,723	$5,638	$2,829	$144	$60,552	$5,782

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$790	$121	$790	$121
Corporate debt securities	405	15	2,902	306	3,307	321

Total fixed maturities	405	15	3,692	427	4,097	442

Mutual funds—debt securities	21,867	591	2,814	246	24,681	837
Mutual funds—equity securities	1,382	141	—	1	1,382	142
Other investment funds	101,536	4,607	—	—	101,536	4,607
Equity securities	241	16	583	129	824	145

Total	$125,431	$5,370	$7,089	$803	$132,520	$6,173